Commitments (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lease commitments
Total payment obligation	€ 2,857	€ 4,669
Rostock headquarters building | Within one year
Lease commitments
Future lease payments to be made	1,667	283
Rostock headquarters building | Within five years
Lease commitments
Future lease payments to be made	2,424	1,686
Rostock headquarters building | Later than 5 years
Lease commitments
Future lease payments to be made	4,219	4,855
Office equipment and storage spaces | Within one year
Lease commitments
Future lease payments to be made	16	33
Office equipment and storage spaces | Within five years
Lease commitments
Future lease payments to be made	€ 2	€ 9